Summary of Significant Accounting Policies (Details 7) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 2,195,448	$ (19,417)	$ 2,822,575	$ (65,034)
Delivery Income [Member]
Revenues	27,043	15,370	139,323	43,468
Dispensary Cost Reimbursements [Member]
Revenues	(7,528)	(34,787)	(126,093)	(114,574)
Delivery Income, net [Member]
Revenues	19,515	(19,417)	13,230	(71,106)
Product Sales [Member]
Revenues	$ 2,175,933		2,498,164
Commission Income [Member]
Revenues			821	6,072
Excise Tax and Regulatory and Compliance fees [Member]
Revenues			$ 310,360